COMMITMENTS - Sponser Agreement (Details) - USD ($)		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Threshold Period For Not To Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		180 days
Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination Stock Price Trigger		$ 12.00
Threshold Trading Days For Transfer, Assign Or Sale of Shares or Warrants, After The Completion of The Initial Business Combination		20 days
Threshold Consecutive Trading Days for Transfer, Assign or Sale of Shares or Warrants, After The Completion of The Initial Business Combination		30 days
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences		150 days
Shareholder Redemption Value		50.00%
Backtstop Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate commitment amount at the close of combination as per agreement		$ 246,484,460
Class B ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Number of Shares Subject to Forfeiture		2,900,000
Shares subject to forfeiture in connection with equity backstop commitments		1,734,694
Proceeds from Issuance or Sale of Equity		$ 1,352,941
Number of shares agreed to purchase under FTA termination agreement		1,275,510
Number of warrants agreed to purchase under FTA termination agreement		1,000,000
Class B ordinary shares | BGPT Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Shares Subject to Forfeiture		1,450,000
Shares subject to forfeiture in connection with equity backstop commitments		1,450,000
Common Class D [Member] | BGPT Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues		725,000
Common Class D [Member] | Trasimene Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Shares, New Issues		725,000
Class A ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity		$ 517,500,000	$ 517,500,000
Cannae Holdings Inc | Class A ordinary shares
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity	$ 75,000,000	200,000,000
Contractual Obligation		50,000,000
Temporary Equity, Accretion to Redemption Value		$ 417,500,000
Temporary Equity, Redemption Price Per Share		$ 10
Cannae Holdings Inc | Class A ordinary shares | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Issuance or Sale of Equity		$ 417,500,000
Contractual Obligation		250,000,000
Cannae Holdings Inc | Class A ordinary shares | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual Obligation		$ 200,000,000